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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-8979
                                   --------


                    The Victory Variable Insurance Funds
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


                    3435 Stelzer Road Columbus, OH      43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)


         BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
         ----------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code: 614-470-8000
                                                    ------------


Date of fiscal year end: 12/31/04
                         --------


Date of reporting period: 12/31/04
                          --------



     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


December 31, 2004


Annual Report

Diversified Stock Fund


Victory Variable
Insurance Funds
LOGO (R)

                          Table of Contents

Portfolio Commentary                                             2

Financial Statements
Schedule of Investments                                          3
Statement of Assets and Liabilities                              5
Statement of Operations                                          6
Statements of Changes in Net Assets                              7
Financial Highlights                                             8

Notes to Financial Statements                                    9

Report of Independent
Registered Public Accounting Firm                               12

Supplemental Information
Trustee and Officer Information                                 13
Proxy Voting Information                                        15
Availability of Schedules of Portfolio Investments              15
Expense Examples                                                16


Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Variable Insurance Funds. The Victory Variable Insurance Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.


                              NOT FDIC INSURED
 Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp Bank,
  Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Variable
Insurance Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Portfolio Commentary


Diversified Stock Fund


Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.


Commentary

The Fund returned 9.67% for the fiscal year of 2004 versus 10.88% for its benchmark S&P 500 Index.(1)

Sectors such as Energy and Technology, along with better stock selection in five out of seven sectors were the main drivers of performance during the fiscal year. Energy/Utilities was the best performing sector as rising oil prices led to better earnings and increasing cash flows for companies leveraged to the commodity. Three of the top ten performers were in the Energy sector, including British Petroleum, Halliburton, and Transocean.

The Fund benefited from stock selection throughout the portfolio. Within the Technology sector, Apple Computer was a top holding during the year, and Automatic Data Processing and International Business Machines performed well. Boeing appreciated nicely during the fiscal year, led by a significant recovery in earnings resulting from orders for its new 7E7 aircraft. FedEx was purchased during the fiscal year, and the stock has benefited from improving volumes and pricing, along with significant growth in its Asian business. Lastly, Yahoo has been a major beneficiary of the growing importance of internet advertising.

Detracting from performance was the Consumer Staples sector, specifically within the drug industry. Merck was held in the Fund, and late in the fiscal year shocked the investment community when it pulled one of its largest drugs, Vioxx, off the market.

The Fund's holdings and investment policies are subject to change.


          Portfolio Holdings
  As a Percentage of Total Investments

Consumer Discretionary            11.9%
Utilities                          1.4%
Energy                            17.0%
Consumer Staples                   2.8%
Financials                        16.8%
Health Care                       13.3%
Industrials                        9.9%
Telecommunications Services        3.3%
Information Technology            17.9%
Materials                          5.7%


        Average Annual Total Return
          As of December 31, 2004

INCEPTION DATE                    7/1/99
One Year                          9.67%
Three Year                        4.25%
Since Inception                   2.37%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.


Diversified Stock Fund vs. S&P 500 Index(1)
For the period 7/1/99 to 12/31/04

                  Diversified Stock   S&P 500 Index

6/30/99               $10000             $10000
7/31/99                 9730               9688
8/31/99                 9600               9640
9/30/99                 9163               9376
10/31/99                9434               9969
11/30/99                9735              10172
12/31/99               10121              10771
1/31/2000               9850              10230
2/29/2000               9669              10036
3/31/2000              10482              11018
4/30/2000               9939              10686
5/31/2000               9858              10467
6/30/2000               9882              10725
7/31/2000               9822              10557
8/31/2000              10518              11213
9/30/2000              10076              10621
10/31/2000             10410              10576
11/30/2000              9681               9742
12/31/2000             10006               9790
1/31/2001              10685              10137
2/28/2001              10168               9213
3/31/2001               9660               8629
4/30/2001              10462               9300
5/31/2001              10705               9362
6/30/2001              10389               9134
7/31/2001              10460               9044
8/31/2001               9789               8478
9/30/2001               8884               7794
10/31/2001              9211               7942
11/30/2001             10017               8552
12/31/2001             10037               8626
1/31/2002               9986               8501
2/28/2002               9956               8337
3/31/2002              10127               8650
4/30/2002               9636               8126
5/31/2002               9432               8066
6/30/2002               8685               7491
7/31/2002               7928               6907
8/31/2002               7918               6953
9/30/2002               7020               6197
10/31/2002              7604               6743
11/30/2002              8363               7139
12/31/2002              7684               6720
1/31/2003               7489               6544
2/28/2003               7427               6445
3/31/2003               7327               6508
4/30/2003               8078               7044
5/31/2003               8675               7415
6/30/2003               8738               7510
7/31/2003               8995               7643
8/31/2003               9231               7792
9/30/2003               8998               7709
10/31/2003              9554               8145
11/30/2003              9625               8217
12/31/2003             10370               8648
1/31/2004              10514               8807
2/28/2004              10628               8929
3/31/2004              10360               8795
4/30/2004              10206               8657
5/31/2004              10453               8775
6/30/2004              10764               8945
7/31/2004              10404               8649
8/31/2004              10383               8684
9/30/2004              10608               8778
10/31/2004             10711               8912
11/30/2004             11176               9273
12/31/2004             11374               9588

(1) The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Variable Insurance Funds               Schedule of Investments
Diversified Stock Fund                                   December 31, 2004
(Amounts in Thousands, Except Shares)


                                          Shares or
                                          Principal
Security Description                        Amount       Value

Commercial Paper (2.3%)

General Electric Capital Corp.,
   2.17%, 1/3/05                           $   629     $   629

Total Commercial Paper (Amortized Cost $629)               629


Common Stocks (96.9%)

Aerospace/Defense (0.8%):
Honeywell International, Inc.                6,000         212

Airlines (0.6%):
JetBlue Airways Corp. (b)                    6,800         158

Aluminum (1.5%):
Alcoa, Inc.                                 13,312         418

Apparel/Footwear (1.2%):
Nike, Inc., Class B                          3,700         336

Banks (2.7%):
PNC Financial Services Group, Inc.           8,400         482
Wachovia Corp.                               5,000         263

                                                           745

Biotechnology (3.0%):
Amgen, Inc. (b)                             13,100         840

Brokerage Services (1.8%):
Morgan Stanley Dean Witter & Co.             9,100         505

Chemicals -- General (2.4%):
Dow Chemical Co.                             4,785         237
E.I. Du Pont de Nemours                      8,700         427

                                                           664

Computers & Peripherals (5.0%):
EMC Corp. (b)                               31,000         461
International Business Machines Corp.        9,600         946

                                                         1,407

Electronic & Electrical -- General (3.6%):
General Electric Co.                        27,100         989

Entertainment (2.8%):
Walt Disney Co.                             28,300         787

Environmental Control (0.8%):
Waste Management, Inc.                       7,300         219

Financial Services (2.2%):
MBNA Corp.                                  21,500         606

Food Processing & Packaging (2.8%):
Archer Daniels Midland Co.                  19,000         424
General Mills, Inc.                          7,000         348

                                                           772

Health Care (2.4%):
Medtronic, Inc.                             13,200         656

Heavy Machinery (1.0%):
Deere & Co.                                  3,700         275

Insurance -- Multi-Line (4.2%):
American International Group, Inc.          12,724     $   835
Genworth Financial, Inc.                     8,500         230
XL Capital Ltd.                              1,200          93

                                                         1,158

Insurance -- Property,
   Casualty, Health (0.9%):
St. Paul Cos., Inc.                          6,400         237

Internet Service Provider (0.9%):
Yahoo, Inc. (b)                              6,300         237

Manufacturing -- Miscellaneous (2.1%):
3M Co.                                       7,100         583

Media (1.7%):
Viacom, Inc., Class B                       12,700         462

Medical Services (0.7%):
Tenet Healthcare Corp. (b)                  18,100         199

Mining (1.7%):
Newmont Mining Corp.                        10,800         480

Motion Pictures & Services (0.3%):
DreamWorks Animation SKG, Inc. (b)           2,459          92

Oil & Gas Exploration,
   Production & Services (7.8%):
Anadarko Petroleum Corp.                     7,100         460
Canadian Natural Resources Ltd.              7,000         299
Transocean, Inc. (b)                        19,437         825
Unocal Corp.                                14,300         618

                                                         2,202

Oil -- Integrated Companies (2.5%):
BP PLC, ADR                                 12,100         707

Oilfield Services & Equipment (5.2%):
Halliburton Co.                             17,800         698
Schlumberger Ltd.                           11,600         777

                                                         1,475

Pharmaceuticals (7.0%):
Bristol-Myers Squibb Co.                    26,300         674
Johnson & Johnson                            6,900         438
Pfizer, Inc.                                32,105         863

                                                         1,975

Pipelines (1.1%):
El Paso Corp.                               30,000         312

Radio & Television (2.8%):
Comcast Corp., Class A
   Special Shares (b)                       23,278         775

Real Estate Investment Trusts (1.9%):
Equity Office Properties Trust              17,802         518

Retail -- Department Stores (1.5%):
Kohl's Corp. (b)                             2,055         101
May Department Stores Co.                   10,300         303

                                                           404


                See notes to schedule of investments and notes
                          to financial statements.

Diversified Stock Fund                                    December 31, 2004
(Amounts in Thousands, Except Shares)


Security Description                       Shares       Value

Retail -- Specialty Stores (1.6%):
Tiffany & Co.                               13,800     $   441

Savings & Loans (0.9%):
Washington Mutual, Inc.                      5,900         249

Semiconductors (3.3%):
Texas Instruments, Inc.                     37,100         913

Software & Computer Services (4.7%):
Automatic Data Processing, Inc.              8,000         355
Microsoft Corp.                             35,900         959

                                                         1,314

Telecommunications -- Cellular (1.8%):
Vodafone Group PLC, ADR                     18,700         512

Telecommunications-- Equipment (3.8%):
Avaya, Inc. (b)                             13,200         227
LM Ericsson Telephone Co., ADR (b)          11,800         372
Motorola, Inc.                              26,000         447

                                                         1,046

Transportation Services (1.0%):
FedEx Corp.                                  2,900         286

Utilities-- Electric (1.4%):
Dominion Resources, Inc.                     5,800         393

Utilities -- Telecommunications (1.5%):
Sprint FON Group                            16,400         408

Total Common Stocks (Cost $23,867)                      26,967

Total Investments (Cost $24,496) (a) -- 99.2%           27,596

Other assets in excess of liabilities -- 0.8%              227

NET ASSETS -- 100.0%                                   $27,823


Notes to Schedule of Investments

(a) Represents cost for financial reporting purposes.

                     Cost of                                      Net
                   Investments       Gross         Gross        Unrealized
                   for Federal    Unrealized    Unrealized    Appreciation/
                  Tax Purposes   Appreciation  Depreciation   (Depreciation)
Diversified
  Stock Fund         $24,598        $3,471        $(473)         $2,998

(b) Non-income producing securities.

ADR -- American Depositary Receipts


                See notes to schedule of investments and notes
                          to financial statements.

                                            Statement of Assets and Liabilities
The Victory Variable Insurance Funds                          December 31, 2004
(Amounts in Thousands, Except Per Share Amounts)

                                                                    Diversified
                                                                       Stock
                                                                       Fund

ASSETS:
Investments, at value (Cost $24,496)                                  $27,596
Cash                                                                       50
Interest and dividends receivable                                          34
Receivable from brokers for investments sold                              478
Prepaid expenses                                                           17

         Total Assets                                                  28,175

LIABILITIES:
Payable to brokers for investments purchased 309
Accrued expenses and other payables:
     Investment advisor fees                                                7
     Custodian fees                                                         8
     Contract owner servicing fees                                         12
     12b-1 fees                                                             5
     Other                                                                 11

         Total Liabilities                                                352

NET ASSETS:
Capital                                                                25,415
Net unrealized appreciation from investments                            3,100
Accumulated net realized losses from investment transactions             (692)

         Net Assets                                                   $27,823

Outstanding units of beneficial interest (shares)                       2,536

Net asset value
     Offering and redemption price per share                          $ 10.97



                      See notes to financial statements.


                                                         Statement of Operations
The Victory Variable Insurance Funds        For the Year Ended December 31, 2004
(Amounts in Thousands)


                                                                      Diversified
                                                                         Stock
                                                                         Fund

Investment Income:
Interest income                                                          $   14
Dividend income                                                             491

     Total Income                                                           505

Expenses:
Investment advisory fees                                                     70
Administration fees                                                          12
Contract owner servicing fees                                                47
12b-1 fees                                                                   54
Accounting fees                                                              49
Custodian fees                                                               32
Legal and audit fees                                                         93
Trustees' fees and other officer expenses                                    46
Transfer agent fees                                                           3
Printing                                                                      7
Other fees                                                                    1

     Total Expenses                                                         414

     Expenses reimbursed by administrator                                   (62)

     Net Expenses                                                           352

Net Investment Income                                                       153

Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions                           1,910
Net change in unrealized appreciation/depreciation of investments           319

Net realized/unrealized gains from investment transactions                2,229

Change in net assets resulting from operations                           $2,382



                      See notes to financial statements.


The Victory Variable Insurance Funds          Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                                                Diversified
                                                                                                 Stock Fund

                                                                                          Year                Year
                                                                                          Ended               Ended
                                                                                      December 31,         December 31,
                                                                                          2004                2003

From Investment Activities:
Operations:
     Net investment income                                                              $   153              $    66
     Net realized gains from investment transactions                                      1,910                  674
     Net change in unrealized appreciation/depreciation of investments                      319                5,033

Change in net assets resulting from operations                                            2,382                5,773

Distributions to Shareholders:
     From net investment income                                                            (153)                 (67)

Change in net assets from distributions to shareholders                                    (153)                 (67)

Capital Transactions:
     Proceeds from shares issued                                                          8,296                  966
     Dividends reinvested                                                                   153                   67
     Cost of shares redeemed                                                             (5,070)              (1,330)

Change in net assets from capital transactions                                            3,379                 (297)

Change in net assets                                                                      5,608                5,409

Net Assets:
     Beginning of period                                                                 22,215               16,806

     End of period                                                                      $27,823              $22,215

Share Transactions:
     Issued                                                                                 800                  115
     Reinvested                                                                              14                    8
     Redeemed                                                                              (486)                (161)

Change in Shares                                                                            328                  (38)



                      See notes to financial statements.


The Victory Variable Insurance Funds                         Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                              Diversified Stock Fund

                                                       Year            Year            Year            Year            Year
                                                       Ended           Ended           Ended           Ended           Ended
                                                   December 31,    December 31,    December 31,    December 31,    December 31,
                                                       2004            2003            2002            2001            2000

Net Asset Value, Beginning of Period                    $ 10.06         $  7.48         $  9.83         $  9.87         $ 10.07
Investment Activities:
     Net investment income                                 0.06            0.03            0.05            0.04            0.09
     Net realized and unrealized gains
       (losses) on investments                             0.91            2.58           (2.35)          (0.01)          (0.20)

         Total from Investment Activities                  0.97            2.61           (2.30)           0.03           (0.11)

Distributions
     Net investment income                                (0.06)          (0.03)          (0.05)          (0.04)          (0.09)
     Net realized gains                                      --              --              --           (0.03)             --

         Total Distributions                              (0.06)          (0.03)          (0.05)          (0.07)          (0.09)

Net Asset Value, End of Period                          $ 10.97         $ 10.06         $  7.48         $  9.83         $  9.87

Total Return                                               9.67%          34.97%         (23.44)%          0.32%          (1.14)%

Ratios/Supplemental Data:
Net Assets at end of period (000)                       $27,823         $22,215         $16,806         $20,431         $12,866
Ratio of expenses to average net assets                    1.50%           1.50%           1.06%           1.00%           0.79%
Ratio of net investment income
   to average net assets                                   0.65%           0.35%           0.57%           0.43%           0.98%
Ratio of expenses to
   average net assets<F1>                                  1.76%           1.70%           1.38%           1.64%           2.76%
Ratio of net investment income
   (loss) to average net assets<F1>                        0.39%           0.15%           0.25%          (0.21)%         (0.99)%
Portfolio turnover                                          103%             97%             86%             62%             50%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.

                                               Notes to Financial Statements
The Victory Variable Insurance Funds                       December 31, 2004


1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of one active fund: the Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. The Fund seeks to provide long-term growth of capital.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.


2.   Fund Liquidations:

     On December 29, 2004 (the "Liquidation Date") the Victory Variable Insurance Investment Quality Bond Fund and Victory Variable Insurance Small Company Opportunity Fund were liquidated. On that date, the two aforementioned Funds distributed all of their assets in cash to shareholders, and all outstanding shares were redeemed and cancelled.


3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.

     Actual results could differ from those estimates.

     Securities Valuation:

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

     Securities Transactions and Related Income:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund are reclassified as an offset to capital in the accompanying statement of assets and liabilities.

     Federal Income Taxes:

     It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.


                                  Continued

The Victory Variable Insurance Funds                        December 31, 2004


     Other:

     Prior to the Liquidation Date, expenses that were directly related to one Fund were charged directly to that Fund. Other operating expenses of the Trust were pro-rated to each Fund on the basis of relative net assets or other appropriate basis. All operating expenses of the Trust relating to the period subsequent to the Liquidation Date were charged directly to the Diversified Stock Fund.


4.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2004 were as follows (amounts in thousands):

                                              Purchases           Sales
                                           (excluding U.S.   (excluding U.S.
                                             Government        Government
                                            Securities)        Securities)

     Diversified Stock Fund                    $25,912           $23,292


5.   Investment Advisory, Administration, Distribution, and Other Service
     Agreements:

     Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.30% of the average daily net assets of the Fund. Key Bank National Association, serving as custodian for the Fund, receives custodian fees of 0.018% of the Fund's average daily net assets in addition to transaction fees.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the Administrator to the Fund. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers receive no direct payments or fees from the Fund for serving as officers.

     Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.05% of the Fund's average daily net assets. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Fund. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective March 1, 2004, of the Fund's average daily net assets to perform certain administrative duties for the Fund.

     BISYS Ohio also serves as Fund Accountant and Transfer Agent for the Fund. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with the reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

     Victory Capital Advisers, Inc., (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Fund's distributor prior to March 1, 2004.

     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     The Fund has adopted a form of Contract Owner Administrative Services Agreement for a number of services provided to its customers who hold contracts offered by separate accounts that invest in the Fund. For these services, the Fund pays a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the particular contract owner servicing agent. Not all contract owner servicing agents provide the services mentioned above and, thus, do not receive any fees.

     The Fund employs a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.

     The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, as allowed by law, so that the net operating expenses of the Fund do not exceed 1.50% until at least April 30, 2005.

     The Adviser, Administrator, or other service providers may waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio.


                                  Continued

The Victory Variable Insurance Funds                         December 31, 2004


6.   Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust, combined with an affiliated Trust (The Victory Portfolios), may borrow up to $200 million, at a maximum rate of 5.00% of any single fund's net assets. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee plus interest on amounts borrowed. As of December 31, 2004, there were no loans outstanding.


7.   Federal Income Tax Information:

     The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows (amounts in thousands):

                                  Distributions Paid From

                                                    Net               Total
                                Ordinary          Long-Term      Distributions
                                 Income         Capital Gains         Paid

     Diversified Stock Fund        $153              $--              $153

     The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows (amounts in thousands):

                                  Distributions Paid From

                                                    Net               Total
                                Ordinary          Long-Term      Distributions
                                 Income         Capital Gains         Paid

     Diversified Stock Fund        $67               $--              $67

     As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):


                                                                      Accumulated                          Total
                                  Undistributed     Undistributed      Capital        Unrealized        Accumulated
                                    Ordinary          Long-Term        and Other     Appreciation/       Earnings/
                                     Income         Capital Gains       Losses     (Depreciation)<F1>    (Deficit)

     Diversified Stock Fund            $--               $--            $(590)          $2,998             $2,408


<F1> The differences between the book-basis unrealized appreciation
     (depreciation) is attributable to tax deferral of losses on wash sales.



     As of December 31, 2004, the Fund has net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

                                           Expiration
                                              Year

                                              2010              Total

     Diversified Stock Fund                   $590              $590


     For the taxable year ended December 31, 2004, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations: (unaudited)

                                                             Percentage

     Diversified Stock Fund                                     100%

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Trustees of
   The Victory Variable Insurance Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Stock Fund, one portfolio constituting The Victory Variable Insurance Funds (hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Columbus, OH
February 17, 2005

The Victory Variable Insurance Funds              Supplemental Information
                                                               (Unaudited)


Other Information Regarding Trustees*:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). Each Trustee has an indefinite term. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:



                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund Complex
Name, Age and Address,       Position(s) Held                                                Overseen       Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years     By Trustee     Held By Trustee

Independent Trustees

Nigel D. T. Andrews, 57      Trustee            Retired (since 2001); Managing Director          1          Great Lakes
c/o The Victory Portfolios                      (2000-2001), Internet Capital Group                         Chemical
3435 Stelzer Road                               (venture capital); Executive Vice                           Corporation;
Columbus, OH 43219                              President, (1993-2000), GE Capital                          Old Mutual plc.
8/02-Present                                    (financial services).

Frankie D. Hughes, 51        Trustee            Principal and Chief Investment Officer           1          None
c/o The Victory Portfolios                      (since 1993), Hughes Capital Management,
3435 Stelzer Road                               Inc. (fixed income asset management).
Columbus, OH 43219
3/00-Present

Lyn Hutton, 55               Trustee            Executive Vice President and Chief               1          Chittenden
c/o The Victory Portfolios                      Investment Officer, The Commonfund for                      Corporation
3435 Stelzer Road                               Nonprofit Organizations (since January
Columbus, OH 43219                              2003); Vice President and Chief Financial
3/02-Present                                    Officer, John D. & Catherine T. MacArthur
                                                Foundation (grant making) (June 1998-
                                                December 2002); Vice President and
                                                Treasurer (1990-1998), Dartmouth College.

Dr. Thomas F. Morrissey, 71  Trustee            Professor, Weatherhead School of                 1          None
c/o The Victory Portfolios                      Management, Case Western Reserve
3435 Stelzer Road                               University.
Columbus, OH 43219
11/94-Present

Karen F. Shepherd, 64        Trustee            Member (since 1996), Shepherd                    1          UBS Bank USA
c/o The Victory Portfolios                      Properties, LC and Vincent Shepherd
3435 Stelzer Road                               Investments, LC (real estate investments);
Columbus, OH 43219                              U.S. Executive Director (1996-2002),
8/02-Present                                    European Bank for Reconstruction &
                                                Development.

Frank A. Weil, 74            Trustee            Chairman (since 1984), Abacus &                  1          None
c/o The Victory Portfolios                      Associates, Inc. (private investment firm).
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60          Chairman           Founder, Chairman and Chief Executive            1          None
c/o The Victory Portfolios   and                Officer (since 1989), New Century Care,
3435 Stelzer Road            Trustee            Inc. (formerly known as Glenleigh
Columbus, OH 43219                              International Limited) (merchant bank);
11/94-Present                                   Chief Executive Officer (since 2001),
                                                The Kenning Institute (developer of
                                                health programs); Director (since 1981),
                                                Chimney Rock Vineyard and Chimney Rock Winery.


*On February 10, 2005, David B. Adcock, E. Lee Beard, and Jakki L. Haussler commenced service as Advisory Trustees.


                                  Continued

                                                                 (Unaudited)



                                                                                           Number of
                                                                                           Portfolios in
                                                                                           Fund Complex
Name, Age and Address,       Position(s) Held                                              Overseen         Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years   By Trustee       Held By Trustee

Interested Trustee<F1>

Roger Noall, 68              Trustee            Retired (since 2000), Executive                1            Alleghany
c/o The Victory Portfolios                      (1997-2000), Senior Executive Vice                          Corporation
3435 Stelzer Road                               President and Chief Administrative
Columbus, OH 43219                              Officer (1994-1996), Secretary
12/97-Present                                   (1995-1996), KeyCorp.


<F1> Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.



Other Information Regarding Officers:

Each Officer has an indefinite term. The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:



Name, Age and Address,                Position(s) Held
Time Served with the Trust            with the Trust                  Principal Occupation During Past 5 Years

Jay G. Baris, 51                      Assistant Secretary             Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40                    Assistant Vice President &      Vice President, Compliance Services, BISYS Fund Services.
c/o The Victory Portfolios            Anti-Money Laundering
3435 Stelzer Road                     Compliance Officer
Columbus, OH 43219
5/94-Present

Kathleen A. Dennis, 51                President                       Senior Managing Director, Victory Capital Management, Inc.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Cynthia Lee Lindsey, 46               Secretary                       Since October 2002, Director of Client Services
c/o The Victory Portfolios                                            for BISYS; from November 1997 to October 2002,
3435 Stelzer Road                                                     Director of Securities Lending, Sales Development,
Columbus, OH 43219                                                    Director of Client Services and Director of Financial
12/02-Present                                                         Administration and Business Planning.

Irimga McKay, 45                      Vice President                  Senior Vice President, Client Services of BISYS Fund
Services.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37                       Assistant Secretary             Chief Administrative Office of BISYS Fund Services.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Arthur A. Jensen, 38                  Treasurer                       Vice President of Financial Services of BISYS Fund Services,
c/o The Victory Portfolios                                            since June 2001; from 1999 to 2001 Section Manager of
3435 Stelzer Road                                                     Northern Trust Company; from 1997 to 1999 Accounting
Columbus, OH 43219                                                    Supervisor at Allstate Insurance Company.
2/05-Present



                                  Continued

                                                                (Unaudited)


Proxy Voting:

The Board of Trustees of the Fund has adopted proxy voting policies and procedures (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those of its shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Fund's shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available (1) without charge, upon request, by calling 1-800-539-3863, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.


Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending March 31 (effective May 30, 2005) and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.


                                  Continued

                                                                (Unaudited)


Expense Examples:

As a shareholder of the Diversified Stock Fund ("the Fund"), you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                                                                            Annualized
                                     Beginning          Ending         Expense Paid        Expense Ratio
                                   Account Value     Account Value    During Period<F1>    During Period
                                      7/1/04           12/31/04       7/1/04-12/31/04     7/1/04-12/31/04

Diversified Stock Fund              $1,000.00         $1,056.60          $7.70                 1.49%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                     Annualized
                               Beginning          Ending         Expense Paid       Expense Ratio
                             Account Value     Account Value    During Period<F1>   During Period
                                 7/1/04          12/31/04       7/1/04-12/31/04    7/1/04-12/31/04

Diversified Stock Fund        $1,000.00         $1,017.65          $7.56               1.49%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



Victory Variable
Insurance Funds
LOGO (R)


Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com


                                                                1AR-VVIF 2/05

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).


The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
(f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

     (3)  If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Frank A. Weil and Dr.
        Thomas Morrissey. Mr. Weil and Dr. Morrissey are "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     2003 $40,500
     2004 $14,050


(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2003 $0
     2004 $0


(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2003 $9,000
     2004 $13,675

     Tax Fees include fees for tax returns, excise distribution calculations, quarterly compliance review and various tax related year-end calculations.


(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
     (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2003 $0
     2004 $0


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     The registrant's Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged for these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

     (2)  Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     Not applicable.


(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     2003 $39,785
     2004 $13,675


(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     The registrant's Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant's investment advisor (and the advisor's relevant affiliates), which services the committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
     Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.


(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

     Not applicable.


Item 6. Schedule of Investments.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.


Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     The code of ethics that is the subject of the disclosure required by
     Item 2 is attached hereto.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     Not applicable.


(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Victory Variable Insurance Funds

By (Signature and Title)*  /s/ Arthur A. Jensen
                           ------------------------
                           Arthur A. Jensen, Treasurer

Date 2/28/05
     -------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kathleen A. Dennis
                           -----------------------------
                           Kathleen A. Dennis, President

Date 2/28/05
     -------

By (Signature and Title)*  /s/ Arthur A. Jensen
                           ---------------------------
                           Arthur A. Jensen, Treasurer

Date 2/28/05
     -------

* Print the name and title of each signing officer under his or her signature.